SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Jan. 03, 2015
Supplemental Financial Information [Abstract]
Net inventories
(In millions)	2014	2013

Raw materials	$183.6	$196.3
Work-in-progress	150.4	149.0
Finished goods	157.8	148.8

Inventories, net	$491.8	$494.1

Property, Plant and Equipment

(In millions)	2014	2013

Land	$32.1	$47.0
Buildings and improvements	578.2	580.2
Machinery and equipment	1,958.2	2,001.3
Construction-in-progress	86.0	74.3

Property, plant and equipment	2,654.5	2,702.8
Accumulated depreciation	(1,779.2)	(1,780.3)

Property, plant and equipment, net	$875.3	$922.5

Capitalized software costs
(In millions)	2014	2013

Cost	$445.7	$427.9
Accumulated amortization	(293.1)	(264.6)

Software, net	$152.6	$163.3

Schedule of research and development expense
(In millions)	2014	2013	2012

Research and development expense	$102.5	$96.0	$98.6

Cash paid for interest and income taxes
(In millions)	2014	2013	2012

Interest, net of capitalized amounts	$61.6	$64.1	$68.0
Income taxes, net of refunds	108.8	129.4	97.7